Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance as adjusted at Dec. 31, 2018	$ 11,134	$ 3,380	$ 120	$ 8,351	$ (1,175)	$ 458
Beginning Balance, shares as adjusted at Dec. 31, 2018		327.3
Net income	1,632			1,765		(133)
Other comprehensive income	42				49	(7)
Shares issued on exercise of stock options	44	$ 53	(9)
Shares issued on exercise of stock options, shares		1.2
Contribution by non-controlling interests	4					4
Sale of business [note 2]	8				8
Release of stock and stock units		$ 20	(20)
Release of stock and stock units, shares		0.3
Tax withholdings on vesting of equity awards	(9)	$ (2)		(7)
Tax withholdings on vesting of equity awards, shares		(0.1)
Repurchase and cancellation under normal course issuer bids [note 19]	(1,289)	$ (268)		(1,049)	28
Repurchase and cancellation under normal course issuer bids [note 19], shares		(25.8)
Stock-based compensation expense	36		36
Dividends paid to non-controlling interests	(22)					(22)
Dividends paid	(449)	$ 15		(464)
Dividends paid, shares		0.3
Ending Balance at Dec. 31, 2019	11,131	$ 3,198	127	8,596	(1,090)	300
Ending Balance, shares at Dec. 31, 2019		303.2
Net income	677			757		(80)
Other comprehensive income	357				349	8
Shares issued on exercise of stock options	81	$ 98	(17)
Shares issued on exercise of stock options, shares		1.8
Contribution by non-controlling interests	18					18
Release of stock and stock units		$ 17	(17)
Release of stock and stock units, shares		0.5
Tax withholdings on vesting of equity awards	(13)	$ (3)		(10)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 19]	(203)	$ (54)		(157)	8
Repurchase and cancellation under normal course issuer bids [note 19], shares		(5.1)
Stock-based compensation expense	35		35
Business combination [note 5]	122					122
Dividends paid to non-controlling interests	(18)					(18)
Dividends paid	(467)	$ 15		(482)
Dividends paid, shares		0.3
Ending Balance at Dec. 31, 2020	$ 11,720	$ 3,271	$ 128	$ 8,704	$ (733)	$ 350
Ending Balance, shares at Dec. 31, 2020		300.5

[1]	AOCL is Accumulated Other Comprehensive Loss.